LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Schedule of long-tem debt

	December 31, 2022
	Current	Long term	Total
Camino Rojo Project Loan (note 20)	$—	$—	$—
Newmont loan (note 21)	—	—	—
Credit facility (note 22)	22,200	100,795	122,995
Fresnillo obligation (note 23)	22,800	—	22,800
	$45,000	$100,795	$145,795

	December 31, 2021
	Current	Long term	Total
Camino Rojo Project Loan (note 20)	$—	$113,260	$113,260
Newmont loan (note 21)	10,293	—	10,293
Credit facility (note 22)	—	—	—
Fresnillo obligation (note 23)	15,000	22,800	37,800
	$25,293	$136,060	$161,353